UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2005
Alpine US Real Estate Equity Fund (Unaudited)

	Shares		Value
		REAL ESTATE INVESTMENT TRUSTS - 11.8%
		Lodging - 4.3%
	100,000	Ashford Hospitality Trust	$1,189,000
	1,017,500	Highland Hospitality Corporation	12,311,750
	1,392,600	MeriStar Hospitality Corporation (a)	12,421,992
	500,800	Sunstone Hotel Investors Inc.	12,950,688
			38,873,430
		Mortgage & Finance - 4.3%
	700,000	Deerfield Triarc Capital Corp.	10,500,000
	838,700	Impac Mortgage Holdings, Inc.	14,761,120
	190,800	KKR Financial Corp.	4,670,784
	67,300	MortgageIT Holdings Inc.	1,321,099
	298,400	Origen Financial, Inc.	2,318,568
	322,350	Saxon Capital Inc.	5,186,612
			38,758,183
		Office - Industrial Buildings - 1.2%
	121,900	Vornado Realty Trust	10,805,216

		Retail - 2.0%
	63,000	Alexander's, Inc.	17,577,000

		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $88,264,937)	$106,013,829

		COMMON STOCKS - 79.2%
		Diversified - 0.7%
	300,000	Cendant Corporation	$6,408,000

		Homebuilders - 52.3%
	356,600	Brookfield Homes Corporation	17,758,680
	270,000	Centex Corporation	19,974,600
	90,000	Champion Enterprises, Inc. (a)	1,085,400
	67,628	Comstock Homebuilding Companies, Inc. (a)	1,905,419
	453,266	D.R. Horton, Inc.	18,620,167
	498,500	Fleetwood Enterprises, Inc. (a)	5,657,975
	600,100	Hovnanian Enterprises, Inc. - Class A (a)	42,415,068
	520,000	KB HOME	42,593,200
	670,800	Lennar Corporation - Class A	45,124,716
	114,800	Levitt Corporation	3,677,044
	426,333	M.D.C. Holdings, Inc.	36,417,365
	223,000	Meritage Homes Corporation (a)	20,727,850
	245,200	Orleans Homebuilders, Inc.	6,613,044
	116,500	Palm Harbor Homes, Inc. (a)	2,256,605
	475,000	Pulte Homes, Inc.	44,469,500
	350,000	The Ryland Group, Inc.	28,280,000
	475,000	Standard-Pacific Corp.	45,310,250
	951,275	Technical Olympic USA, Inc.	26,844,980
	694,600	Toll Brothers, Inc. (a)	38,494,732
	700,700	WCI Communities, Inc. (a)	23,795,772
			472,022,367
		Lodging - 19.3%
	1,289,500	DiamondRock Hospitality Company (Cost $13,437,180, Acquired 6/04 - 5/05) (a)(b)	15,486,895
	825,000	DiamondRock Hospitality Company	9,908,250
	321,462	Gaylord Entertainment Company (a)	15,410,888
	264,975	Great Wolf Resorts, Inc. (a)	3,601,010
	1,404,200	Hilton Hotels Corporation	34,753,950
	1,366,360	Interstate Hotels & Resorts, Inc. (a)	6,736,155
	3,679,900	La Quinta Corporation (a)	33,119,100
	610,400	Orient-Express Hotels Ltd. - Class A	19,551,112
	499,700	Starwood Hotels & Resorts Worldwide, Inc.	31,641,004
	157,300	Vail Resorts, Inc. (a)	4,468,893
			174,677,257
		Mortgage & Finance - 2.6%
	623,000	Countrywide Financial Corporation	22,428,000
	108,000	Delta Financial Corporation	1,058,400
			23,486,400
		Other - 0.8%
	158,743	Churchill Downs, Incorporated	7,356,151

		Real Estate Operating Companies - 0.6%
	233,900	Thomas Properties Group, Inc.	2,968,191
	111,800	Wellsford Real Properties, Inc. (a)	1,985,568
			4,953,759
		Retirement Community - 1.5%
	260,700	Sunrise Senior Living, Inc. (a)	13,817,100

		Transportation - 1.4%
	267,500	Florida East Coast Industries, Inc.	12,572,500

		TOTAL COMMON STOCKS (Cost $527,907,947)	715,293,534

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 9.0%
	$35,500,001	Alpine Municipal Money Market Fund	35,500,001
	16,444,886	Federated Government Obligations Fund	16,444,886
	7,627,151	Federated Prime Obligations Fund	7,627,151
	21,968,975	Fidelity Institutional Government Portfolio	21,968,975
	1,149	Milestone Funds Treasury Obligations Portfolio	1,149
		TOTAL SHORT TERM INVESTMENTS (Cost $81,542,162)	81,542,162

		Total Investments (Cost $697,715,046) - 100.0%	902,849,525
		Other Assets in Excess of Liabilities - 0.0%	268,279
		TOTAL NET ASSETS - 100.0%	$903,117,804

(a)	Non Income Producing
(b)	Restricted

Schedule of Investments
July 31, 2005
Alpine Realty Income & Growth Fund (Unaudited)

	Shares		Value
		REAL ESTATE INVESTMENT TRUSTS - 67.3%
		Apartments - 8.3%
	136,900	Apartment Investment & Management Company - Class A	$6,023,600
	218,600	Archstone-Smith Trust	9,290,500
	112,700	Associated Estates Realty Corporation	1,098,825
	221,800	BRE Properties, Inc.	9,958,820
	261,200	Equity Residential	10,552,480
	64,000	Essex Property Trust, Inc.	5,879,040
	94,900	Home Properties, Inc.	4,344,522
	85,500	Town & Country Trust	2,482,920
	520,300	United Dominion Realty Trust, Inc.	13,241,635
			62,872,342
		Diversified - 3.1%
	269,900	Vornado Realty Trust	23,923,936

		Health Care - 5.6%
	193,700	Health Care REIT, Inc.	7,573,670
	189,200	Nationwide Health Properties, Inc.	4,745,136
	548,100	Omega Healthcare Investors, Inc.	7,645,995
	278,200	Senior Housing Properties Trust	5,486,104
	617,500	Sunrise Senior Living Real Estate Investment Trust	6,285,475
	74,800	Sunrise Senior Living Real Estate Investment Trust	761,382
	100,700	Universal Health Realty Income Trust	3,546,654
	207,000	Ventas, Inc.	6,684,030
			42,728,446
		Lodging - 8.3%
	1,300,300	FelCor Lodging Trust, Inc. (a)	20,219,665
	167,850	Hospitality Properties Trust	7,452,540
	751,700	Host Marriott Corporation	14,019,205
	192,600	Innkeepers USA Trust	2,960,262
	587,400	MeriStar Hospitality Corporation (a)	5,239,608
	499,500	Sunstone Hotel Investors Inc.	12,917,070
			62,808,350
		Mortgage & Finance - 4.2%
	563,100	iStar Financial Inc.	24,095,049
	200,400	KKR Financial Corp.	4,905,792
	93,700	Newcastle Investment Corporation	2,895,330
			31,896,171
		Net Lease - 2.5%
	417,700	Entertainment Properties Trust	19,026,235

		Office - Industrial Buildings - 15.6%
	222,900	Alexandria Real Estate Equities, Inc.	17,932,305
	254,500	AMB Property Corporation	11,704,455
	308,600	Arden Realty, Inc.	12,322,398
	260,600	Boston Properties, Inc.	19,844,690
	265,283	Equity Office Properties Trust	9,404,282
	46,600	Mack-Cali Realty Corporation	2,232,606
	293,200	Maguire Properties, Inc.	8,781,340
	71,400	Prentiss Properties Trust	2,889,558
	337,200	ProLogis	15,362,832
	525,600	Reckson Associates Realty Corporation	18,459,072
			118,933,538
		Retail Centers - 19.7%
	355,800	CBL & Associates Properties, Inc.	16,324,104
	457,726	Developers Diversified Realty Corporation	22,277,525
	486,700	General Growth Properties, Inc.	22,378,466
	56,100	Glimcher Realty Trust	1,618,485
	207,000	Kimco Realty Corporation	13,591,620
	345,700	Kite Realty Group Trust	5,358,350
	264,900	The Macerich Company	18,601,278
	254,400	The Mills Corp.	16,551,264
	353,700	Simon Property Group, Inc.	28,204,038
	150,300	Taubman Centers, Inc.	5,341,662
			150,246,792

		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $378,995,853)	512,435,810

		COMMON STOCKS - 15.5%
		Diversified - 0.5%
	140,800	Macquarie Infrastructure Company Trust	3,998,720

		Homebuilders - 2.8%
	86,500	Hovnanian Enterprises, Inc. - Class A (a)	6,113,820
	20,000	The Ryland Group, Inc.	1,616,000
	79,500	Standard-Pacific Corp.	7,583,505
	105,240	Toll Brothers, Inc. (a)	5,832,401
			21,145,726
		Lodging - 12.2%
	1,296,300	DiamondRock Hospitality Company	15,568,563
	406,000	Hilton Hotels Corporation	10,048,500
	2,896,300	La Quinta Corporation (a)	26,066,700
	95,400	Marriott International, Inc. - Class A	6,532,038
	549,400	Starwood Hotels & Resorts Worldwide, Inc.	34,788,008
			93,003,809

		TOTAL COMMON STOCKS (Cost $89,586,585)	118,148,255

		MUTUAL FUNDS - 0.5%
		Real Estate - 0.5%
	50,000	iShares Cohen & Steers Realty Majors Index Fund	3,855,000

		TOTAL MUTUAL FUNDS (Cost $3,392,749)	3,855,000

		PREFERRED STOCKS - 3.4%
		Apartments - 0.3%
	60,000	Apartment Investment & Management Co. Series U, 7.750%	1,518,600
	37,700	Apartment Investment & Management Co. Series T, 8.000%	970,775
			2,489,375
		Health Care - 0.1%
	38,400	Omega Healthcare Investors, Inc. Series D, 8.375%	1,006,080

		Lodging - 1.8%
	255,300	FelCor Lodging Trust, Inc. Series A, 7.800%	6,242,085
	163,000	FelCor Lodging Trust, Inc. Series C, 8.000%	3,985,350
	81,600	La Quinta Corp. Series A, 9.000%	2,097,120
	45,500	Winston Hotels, Inc. Series B, 8.000%	1,157,975
			13,482,530
		Mortgage & Finance - 0.3%
	29,700	Anthracite Capital, Inc. Series C, 9.375%	786,159
	63,500	Novastar Financial, Inc. Series C, 8.900%	1,638,300
			2,424,459
		Office - Industrial Buildings - 0.9%
	36,700	Digital Realty Trust, Inc. Series A, 8.500%	968,146
	233,500	Prime Group Realty Trust Series B, 9.000%	5,503,595
			6,471,741

		TOTAL PREFERRED STOCKS (Cost $23,730,842)	25,874,185
	Principal
	Amount		Value
		CONVERTIBLE BONDS - 0.1%
		MeriStar Hospitality Corporation
	$500,000	9.500%, 04/01/2010	640,000

		TOTAL CONVERTIBLE BONDS (Cost $500,000)	640,000

		SHORT TERM INVESTMENTS - 13.1%
	53,447,163	Alpine Municipal Money Market Fund	53,447,163
	13,236,146	Federated Government Obligations Fund	13,236,146
	13,374,021	Federated Prime Obligations Fund	13,374,021
	14,574,679	Fidelity Institutional Government Portfolio	14,574,679
	5,021,637	Milestone Funds Treasury Obligations Portfolio	5,021,637
		TOTAL SHORT TERM INVESTMENTS (Cost $99,653,646)	99,653,646

		Total Investments (Cost $595,859,675) - 99.9%	760,606,896
		Other Assets in Excess of Liabilities - 0.1%	1,072,305
		TOTAL NET ASSETS - 100.0%	$761,679,201

(a)	Non Income Producing

Schedule of Investments
July 31, 2005
Alpine International Real Estate Equity Fund (Unaudited)

	Shares		Value
		COMMON STOCKS - 83.0%
		Asia - 26.0%
		Australia - 0.5%
	250,000	Mirvac Group	$720,990
	70,000	Westfield Group	953,751
			1,674,741
		Hong Kong - 13.6%
	18,000,000	Far East Consortm International Limited	7,757,074
	4,800,000	The Hongkong & Shanghai Hotels, Limited	5,619,054
	1,675,000	Hysan Development Company Limited	3,943,179
	400,000	Kowloon Development Company Limited	445,099
	16,006,000	Midland Realty (Holdings) Limited	9,986,313
	8,201,600	New World China Land Limited (a)	2,795,922
	7,000,000	Pacific Century Premium Developments Limited	2,228,711
	1,822,000	Shangri-La Asia Limited	3,211,068
	3,000,000	Silver Grant International	945,514
	8,000,000	Sino Land Company Limited	9,468,004
			46,399,938
		Japan - 3.1%
	166,700	Diamond City Co., Ltd.	4,967,267
	475	Japan Retail Fund Investment Corporation	4,056,037
	200	NTT Urban Devleopment Corporation	839,671
	80,000	The Sankei Building Co., Ltd.	497,398
	23,692	Sekisui House, Ltd.	239,186
			10,599,559
		Malaysia - 0.7%
	1,000,000	Eastern & Oriental Berhad	341,288
	200,000	Resorts World Berhad	570,590
	1,000,000	SP Setia Berhad	1,146,514
	500,000	Sunway City Berhad	279,963
			2,338,355
		New Zealand - 0.1%
	393,215	Kiwi Income Property Trust	299,664

		Philippines - 0.1%
	13,625,000	SM Development Corporation	368,801

		Singapore - 3.8%
	1,138,500	Ascendas Real Estate Investment Trust (A-REIT)	1,614,409
	5,000,000	Capitacommercial Trust	4,566,484
	695,000	City Developments Limited	3,612,179
	2,695,000	Fortune Real Estate Investment Trust (a)	2,305,478
	1,197,000	Raffles Holdings Limited	672,472
			12,771,022
		Thailand - 4.1%
	7,000,000	Amata Corporation Public Company Limited	2,000,720
	3,000,000	Asian Property Development Public Company Limited	255,074
	9,342,300	Central Pattana Public Company Limited	2,266,296
	3,000,000	Ch. Karnchang Public Company Limited	770,986
	178,600	Dusit Thani Public Company Limited	180,166
	16,307,700	The Erawan Group Public Company Limited	665,860
	200,000	Golden Land Property Development Public Company Limited (a)	37,468
	2,000,000	Golden Land Property Development Public Company Limited (a)	374,685
	3,930,000	Lalin Property Public Company Limited	447,417
	3,000,000	Land and Houses Public Company Limited	518,794
	2,000,000	Land and Houses Public Company Limited	345,863
	5,000,000	M.K. Real Estate Development Public Company Limited	247,388
	2,500,000	Major Cineplex Group Public Company Limited	720,547
	13,750,000	Minor International Public Company Limited	1,340,819
	2,338,700	Noble Development Public Company Limited	213,452
	9,000,000	Power Line Engineering Public Company Limited	1,750,931
	15,979,100	Quality House Public Company Limited	387,628
	4,040,000	Saha Pathana Inter-Holding Public Company Limited	1,571,947
			14,096,041

		Total Asia (Cost $68,942,631)	88,548,121

		Europe - 37.3%
		Finland - 2.0%
	1,361,000	Citycon Oyj	5,262,853
	166,400	Sponda OYJ	1,758,904
			7,021,757
		France - 9.1%
	40,000	Accor SA	2,036,487
	16,678	Affine	1,870,071
	66,000	Club Mediterranee SA (a)	3,150,591
	19,750,000	Euro Disney S.C.A. (a)	3,351,718
	30,000	Gecina	3,389,296
	12,489	Kaufman & Broad S.A. (a)	844,005
	126,636	Nexity	5,342,060
	16,446	Pierre & Vacances	1,219,071
	17,272	Societe du Louvre	3,050,525
	40,308	Societe Immobiliere de Location pour l'Industrie et le Commerce	4,140,982
	18,426	Unibail	2,546,293
			30,941,099
		Germany - 0.4%
	64,400	IVG Immobilien AG	1,307,594

		Greece - 1.1%
	19,980	Lamda Development S.A.	102,503
	551,380	Techniki Olympiaki S.A.	3,676,089
			3,778,592
		Italy - 1.2%
	199,414	Aedes S.p.A. Ligure Lombarda per Imprese e Costruzioni	1,392,357
	675,790	Risanamento S.p.A.	2,703,324
			4,095,681
		Netherlands - 0.4%
	117,417	AM N.V.	1,404,819

		Norway - 3.0%
	133,000	Choice Hotels Scandinavia ASA (a)	530,758
	72,281	Home Invest ASA (a)	0
	840,000	NorGani Hotels ASA (a)	7,118,480
	246,800	Oslo Areal ASA (a)	2,462,239
			10,111,477
		Spain - 4.5%
	296,000	Fadesa Inmobiliaria SA	8,719,074
	328,892	Inmobiliaria Urbis SA	6,486,542

		Sweden - 5.0%
	396,473	JM AB	14,040,135
	241,200	Skanska AB	3,121,536
			17,161,671
		United Kingdom - 10.6%
	100,000	Barratt Developments plc	1,266,368
	50,000	Bellway p.l.c	756,657
	614,000	Brixton plc	3,820,301
	300,000	Carillion plc	1,481,677
	1,800,000	Dawnay Day Carpathian PLC (a)	3,416,820
	110,000	Derwent Valley Holdings plc	2,358,731
	45,000	Eurocastle Investment Limited	1,025,517
	250,000	Hammerson plc	3,765,709
	220,000	Land Securities Group plc	5,386,414
	305,500	Millennium & Copthorne Hotels plc (a)	1,945,116
	60,000	Persimmon plc (a)	843,659
	200,000	Redrow plc	1,474,646
	660,000	Shaftesbury plc	4,326,918
	75,000	Slough Estates plc	705,246
	125,000	St. Modwen Properties plc	1,011,732
	250,000	Unite Group plc	1,340,188
	50,000	Westbury plc	395,905
	40,000	Wilson Bowden plc	808,507
			36,130,111

		Total Europe (Cost $97,193,521)	127,158,417

		North & South America - 19.7%
		Argentina - 0.9%
	8	IRSA Inversiones y Representaciones S.A. (a)	10
	262,121	IRSA Inversiones y Representaciones S.A. - ADR (a)	3,216,224
			3,216,234
		Bermuda - 0.4%
	42,900	Orient-Express Hotels Ltd. - Class A	1,374,087

		Canada - 2.4%
	150,100	ClubLink Corporation	1,146,503
	842,000	Killam Properties (a)	1,891,594
	300,000	Parkbridge Lifestyles Communities, Inc. (a)	1,151,867
	250,000	Sunrise Senior Living Real Estate Investment Trust	2,544,727
	150,000	Sunrise Senior Living Real Estate Investment Trust	1,526,836
			8,261,527
		Mexico - 1.7%
	189,900	Desarrolladora Homex S.A. de C.V. - ADR (a)	5,860,314

		United States - 14.3%
	12,000	Alexander's, Inc. (a)	3,348,000
	100,000	Countrywide Financial Corporation	3,600,000
	81,666	D.R. Horton, Inc.	3,354,839
	20,000	Gaylord Entertainment Company (a)	958,800
	60,000	Hilton Hotels Corporation	1,485,000
	60,000	Hovnanian Enterprises, Inc. - Class A (a)	4,240,800
	100,000	Impac Mortgage Holdings, Inc.	1,760,000
	50,000	KB HOME	4,095,500
	65,000	La Quinta Corporation (a)	585,000
	30,000	Lennar Corporation - Class A	2,018,100
	26,000	M.D.C. Holdings, Inc.	2,220,920
	90,900	MeriStar Hospitality Corporation (a)	810,828
	40,300	Pulte Homes, Inc.	3,772,886
	28,300	The Ryland Group, Inc.	2,286,640
	31,600	Standard-Pacific Corp.	3,014,324
	119,900	Starwood Hotels & Resorts Worldwide, Inc.	7,592,068
	30,000	Toll Brothers, Inc. (a)	1,662,600
	20,000	Vornado Realty Trust	1,772,800
			48,579,105

		Total North & South America (Cost $49,609,353)	67,291,267

		TOTAL COMMON STOCKS (Cost $215,745,505)	$282,997,805

		WARRANTS - 0.4%
	300,000	City Developments Limited	1,126,599
		Expiration May 2006, Exercise Price 2.50 SPD (Acquired 6/01 - 5/04, Cost $287,435) (a)
	375,000	Major Cineplex Group Public Company Limited	12,880
		Expiration February 2007, Exercise Price 12.80 TB (Acquired 4/03 - 5/03, Cost $0) (a)
		Minor International Public Company Limited
	1,250,000	Expiration May 2007, Exercise Price 6.00 TB (Acquired 12/04 - 1/05, Cost $0) (a)	0

		TOTAL WARRANTS (Cost $287,435)	$1,139,479

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 16.2%
	30,580,000	Alpine Municipal Money Market Fund	30,580,000
	8,777,919	Federated Prime Obligations Fund	8,777,919
	11,170,397	Fidelity Institutional Government Portfolio	11,170,397
	113,025	Milestone Funds Treasury Obligations Portfolio	113,025
	4,642,750	Federated Government Obligations Fund	4,642,750

		TOTAL SHORT TERM INVESTMENTS (Cost $55,284,091)	$55,284,091

		Total Investments (Cost $271,317,031) - 99.6%	$339,421,375
		Other Assets in Excess of Liabilities - 0.4%	1,470,823
		TOTAL NET ASSETS - 100.0%	$340,892,198

ADR	American Depository Receipt
(a)	Non Income Producing
SPD	Singapore Dollars
TB	Thai Baht

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.]

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Equity Trust

By (Signature and Title)  /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date    9/22/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   9/22/2005

By (Signature and Title)* /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date   9/22/2005

* Print the name and title of each signing officer under his or her signature.